Retirement and Share-based Compensation Plans (Changes in Stock Options Outstanding) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-Based Payment Arrangement [Abstract]
Outstanding, number of shares (in shares)	1,786,794	2,062,719	1,257,917	828,913
Outstanding, weighted-average exercise price per share (in dollars per share)	$ 28.18	$ 27.84	$ 25.10	$ 19.91
Outstanding, total exercise price	$ 50,347	$ 57,428	$ 31,576	$ 16,506
Granted, number of shares (in shares)	0	1,246,605	815,767
Granted, weighted-average exercise price per share (in dollars per share)	$ 0	$ 29.15	$ 26.70
Granted, total exercise price	$ 0	$ 36,336	$ 21,778
Canceled, number of shares (in shares)	(102,143)	(146,803)	(31,200)
Canceled, weighted-average exercise price per share (in dollars per share)	$ 27.49	$ 25.44	$ 21.50
Canceled, total exercise price	$ (2,808)	$ (3,735)	$ (670)
Exercised, number of shares (in shares)	(173,782)	(295,000)	(355,563)
Exercised, weighted-average exercise price per share (in dollars per share)	$ 24.59	$ 22.88	$ 16.98
Exercised, total exercise price	$ (4,273)	$ (6,749)	$ (6,038)